Note 13 - Intangible Assets - Reconciliation of Changes in Intangible Assets (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Statement Line Items [Line Items]
Intangible assets, balance		$ 357,987
Intangible assets, balance		401,926		$ 357,987
Goodwill [member]
Statement Line Items [Line Items]
Intangible assets, balance		289,201
Intangible assets, balance		300,673		289,201
Gas contracts [member]
Statement Line Items [Line Items]
Intangible assets, balance
Intangible assets, balance
Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance		31,154
Intangible assets, balance		30,205	[1]	31,154
Electricity contracts [member]
Statement Line Items [Line Items]
Intangible assets, balance
Intangible assets, balance
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		20,884
Intangible assets, balance		44,092		20,884
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		16,718
Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Intangible assets, balance		16,748
Intangible assets, balance		9,743		16,748
Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		495
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, balance		422,475		997,250
Acquisition of a subsidiary		33,842		6,020
Additions		30,938		18,074
Exchange differences		(5,491)		22,544
Retirements				(621,413)
Intangible assets, balance		481,764		422,475
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Intangible assets, balance		289,201		280,513
Acquisition of a subsidiary		14,699		6,020
Additions
Exchange differences		(3,227)		2,668
Retirements
Intangible assets, balance		300,673		289,201
Gross carrying amount [member] | Gas contracts [member]
Statement Line Items [Line Items]
Intangible assets, balance				122,010
Acquisition of a subsidiary
Additions
Exchange differences				1,194
Retirements				(123,204)
Intangible assets, balance
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance		31,154		30,423
Acquisition of a subsidiary
Additions
Exchange differences		(949)		731
Retirements
Intangible assets, balance		30,205		31,154
Gross carrying amount [member] | Electricity contracts [member]
Statement Line Items [Line Items]
Intangible assets, balance				320,185
Acquisition of a subsidiary
Additions
Exchange differences				11,150
Retirements				(331,335)
Intangible assets, balance
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		48,525	[1]	83,876
Acquisition of a subsidiary		1,409	[1]
Additions		30,938	[1]	18,074
Exchange differences		(471)	[1]	1,871
Retirements				(55,296)
Intangible assets, balance	[1]	80,401		48,525
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance
Acquisition of a subsidiary		17,387
Additions
Exchange differences		640
Intangible assets, balance		18,027
Gross carrying amount [member] | Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Intangible assets, balance		53,595		160,243
Acquisition of a subsidiary
Additions
Exchange differences		(1,632)		4,930
Retirements				(111,578)
Intangible assets, balance		51,963		53,595
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance
Acquisition of a subsidiary		347
Additions
Exchange differences		148
Intangible assets, balance		495
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, balance		(64,488)		(651,377)
Exchange differences		1,349		(18,583)
Amortization charge for the year		(16,699)		(15,941)
Retirements				621,413
Intangible assets, balance		(79,838)		(64,488)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Intangible assets, balance
Exchange differences
Amortization charge for the year
Retirements
Intangible assets, balance
Accumulated depreciation, amortisation and impairment [member] | Gas contracts [member]
Statement Line Items [Line Items]
Intangible assets, balance				(122,010)
Exchange differences				(1,194)
Amortization charge for the year
Retirements				123,204
Intangible assets, balance
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Statement Line Items [Line Items]
Intangible assets, balance			[1]
Exchange differences			[1]
Amortization charge for the year			[1]
Retirements
Intangible assets, balance	[1]
Accumulated depreciation, amortisation and impairment [member] | Electricity contracts [member]
Statement Line Items [Line Items]
Intangible assets, balance				(320,185)
Exchange differences				(11,150)
Amortization charge for the year
Retirements				331,335
Intangible assets, balance
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance		(27,641)		(71,837)
Exchange differences		256		(1,771)
Amortization charge for the year		(8,924)		(9,329)
Retirements				55,296
Intangible assets, balance		(36,309)		(27,641)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance
Exchange differences
Amortization charge for the year		(1,309)
Intangible assets, balance		(1,309)
Accumulated depreciation, amortisation and impairment [member] | Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Intangible assets, balance		(36,847)		(137,345)
Exchange differences		1,093		(4,468)
Amortization charge for the year		(6,466)		(6,612)
Retirements				111,578
Intangible assets, balance		(42,220)		(36,847)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, balance
Exchange differences
Amortization charge for the year
Intangible assets, balance

[1]	Technology includes work in progress IT projects of $19.8 million.